Related Party Transactions	12 Months Ended
Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The franchisees are related parties of the Company due to the nominal, symbolic equity interest ownership in the franchisees. The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.

The Company did not and does not control the franchisees, exert significant influence over the franchisees, have the power to direct the use of the franchisee’s assets and the fulfillment of their obligations, appoint or dismiss directors, authorized representatives, or executive officers of the franchisees. Management has also determined that the percentage shareholding in the franchisee is not compensatory to the Company in nature, and accordingly, would not be subject to consideration as income under revenue recognition criteria. The Company did not contribute any permanent equity capital in these franchisees and if these franchisees were to incur substantial losses and accumulate significant liabilities, the Company is not obligated to absorb such losses on behalf of the franchisees. Accordingly, the management has determined that the financial positions and results of operations of these franchisees should not be included as part of the Company’s consolidated financial statements.

In addition, the Company did not and will not receive any actual ownership interest in the franchisees, nor receive any benefits from being a 51% or 1.25% owner in the franchisees. Any after tax profits generated by the franchisees that are potentially distributable to the Company are governed by the royalty agreements between the Company and the franchisee not the shareholding percentage. Accordingly, the management has determined that the ownership interest is not part of the initial franchise fee.

Accounts receivable from related franchisees comprised of the following:

	October 31, 2022	October 31, 2021
Pingxiang Jiuzi New Energy Automobile Co., Ltd	-	2,490
Yichun Jiuzi New Energy Automobile Co., Ltd	112,608	149,010
Puyang Guozheng New Energy Vehicle Sales Co., Ltd	-	54,144
Wanzai Jiuzi New Energy Automobile Co., Ltd	23,043	78,384
Xinyu Jiuzi New Energy Automobile Co., Ltd	65,352	151,253
Gao’an Jiuzi New Energy Automobile Co., Ltd	-	36,847
Quanzhou Jiuzi New Energy Automobile Co., Ltd	5,919	20,135
Dongming Jiuzi New Energy Automobile Co., Ltd	-	9,849
Yulin Jiuzi New Energy Automobile Co., Ltd	8,024	27,295
Total	214,946	529,407

Accounts receivables above derived from sales of vehicles supplied to the Company’s franchisees without any special payment terms. Sales revenues from related parties’ franchisees were $35,085, $88,851 and $139,780 for the years ended October 31, 2022, 2021 and 2020, respectively

Loan to related franchisees is comprised of the following (See Note 7 for details):

	Gross	Discount	Allowance	Net	Gross	Discount	Allowance	Net
Jiangsu Changshu	$356,190	$41,842	$208,300	$106,048	$268,886	$31,587	$9,680	$227,619
Shandong Dongming	627,826	73,752	211,033	343,041	596,145	70,030	23,846	502,269
Jiangxi Gao’an	605,621	71,143	287,121	247,357	495,861	58,250	19,834	417,777
Hunan Huaihua	719,814	84,558	254,690	380,566	294,331	34,575	10,596	249,160
Jiangxi Jiujiang	279,279	32,807	171,188	75,284	446,122	52,407	17,845	375,870
Hunan Liuyang	413,509	48,576	223,766	141,167	580,250	68,163	23,210	488,877
Hunan Loudi	540,686	63,515	232,408	244,763	583,945	68,597	23,358	491,990
Hunan Pingjiang	392,004	46,049	175,230	170,725	564,977	66,369	22,599	476,009
Jiangxi Pingxiang	583,694	68,567	299,055	216,072	694,826	81,622	27,793	585,411
Henan Puyang	645,124	75,784	245,216	324,124	982,189	115,379	39,288	827,522
Fujian Quanzhou	437,376	51,379	288,737	97,260	439,717	51,654	35,177	352,886
Jiangxi Wanzai	512,867	60,247	207,450	245,170	557,532	65,494	22,301	469,737
Jiangxi Xinyu	921,187	108,213	338,524	474,450	1,191,815	140,004	47,673	1,004,138
Jiangxi Yichun	95,301	11,195	50,234	33,872	102,590	12,051	2,873	87,666
Jiangxi Yudu	565,823	66,468	264,583	234,772	555,343	65,236	22,214	467,893
Guangdong Zengcheng	456,895	53,672	294,661	108,562	544,391	63,950	21,776	458,665
Jiangxi Shanggao	594,055	69,784	177,529	346,742	425,216	49,950	17,009	358,257
Shandong Heze	856,193	100,578	323,148	432,467	750,382	88,148	30,015	632,219
Jiangxi Ganzhou	121,328	14,253	62,408	44,667	122,834	14,429	6,879	101,526
Anhui Fuyang	-	-	-	-	31,266	3,672	1,876	25,718
Hunan Liling	66,105	7,765	20,696	37,644	75,443	8,862	4,527	62,054
Hunan Zhuzhou	130,479	15,328	54,913	60,238	109,828	12,902	7,688	89,238
Hunan Changsha	8,904	1,046	1,962	5,896	-	-	-	-
Guangxi Guilin	39,499	4,640	8,703	26,156	-	-	-	-
Hunan Chenzhou	508,568	59,742	216,675	232,151	556,864	65,416	22,275	469,173
Jiangxi Ji’an	572,830	67,291	232,646	272,893	513,019	60,265	20,521	432,233
Guangxi Nanning	164,740	19,352	87,227	58,161	183,322	21,535	11,733	150,054
Hunan Leiyang	632,745	74,329	221,954	336,462	316,450	37,174	25,316	253,960
Guangdong Dongguan Changping	458,637	53,877	137,329	267,431	262,089	30,788	18,870	212,431
Hunan Changsha County	61,641	7,241	32,369	22,031	70,348	8,264	3,377	58,707
Guizhou Zunyi	242,153	28,446	92,445	121,262	174,745	20,528	11,184	143,033
Jiangsu Xuzhou	231,441	27,188	122,605	81,648	264,134	31,028	19,018	214,088
Hunan Yongxing	242,475	28,484	119,993	93,998	229,312	26,938	14,676	187,698
Hunan Hengyang	168,814	19,831	57,952	91,031	96,830	11,375	5,423	80,032
Hainan Sanya	127,994	15,036	112,958	0	83,542	9,814	4,678	69,050
Hunan Changsha Yuhua	493,196	57,936	131,535	303,725	281,393	33,056	10,130	238,207
Shandong Heze Dingtao	520,592	61,155	140,112	319,325	312,659	36,728	22,511	253,420
Shandong Heze Yuncheng	465,800	54,718	158,529	252,553	406,457	47,747	32,517	326,193
Shandong Heze Gaoxin	54,860	6,445	17,169	31,246	62,532	7,346	3,752	51,434
Shandong Zouping	63,011	7,402	27,280	28,329	56,279	6,611	3,377	46,291
Shandong Juye	411,995	48,398	174,963	188,634	470,114	55,225	37,609	377,280
Shandong Juancheng	449,363	52,787	134,326	262,250	434,596	51,053	34,768	348,775
Shandong Shanxian	494,525	58,093	135,766	300,666	329,855	38,749	26,388	264,718
Jiangxi Zhangshu	67,120	7,885	27,949	31,286	45,336	5,326	2,720	37,290
Guangdong Foshan	96,776	11,368	43,582	41,826	110,447	12,974	6,185	91,288
Jiangxi Jingdezhen	78,079	9,172	18,728	50,179	18,760	2,204	1,125	15,431
Guangxi Yulin	391,435	45,982	266,698	78,755	398,554	46,819	15,941	335,794
Shandong Heze Cao County	438,404	51,500	137,247	249,657	500,254	58,766	40,019	401,469
Dongguan Nancheng	5,479	644	1,207	3,628	-	-	-	-
Hubei Macheng	99,023	11,632	21,819	65,572	-	-	-	-
Shandong Jining Liangshan	13,698	1,609	3,018	9,071	-	-	-	-
Guangdong Zhanjiang	35,957	4,224	7,923	23,810	-	-	-	-
Hunan Hengyang Shigu	20,547	2,414	4,527	13,606	-	-	-	-
Jiangxi Ji’an Yongfeng	18,492	2,172	4,075	12,245	-	-	-	-
Hunan Changde	37,669	4,425	8,300	24,944	-	-	-	-
Guangxi Nanning Jiangnan	41,095	4,828	9,055	27,212	-	-	-	-
Total	$17,678,913	$2,076,767	$7,309,516	$8,292,630	$16,591,780	$1,949,060	$832,170	$13,810,550

The advances paid above are derived from funds advanced to the Company’s franchisees as working capital to support its operations. Such advances are due within 18 months.

Accounts payable to related parties’ franchisees comprised of the following:

	October 31, 2022	October 31, 2021
Liuyang	-	13,898
Wanzai	-	8,754
Huaihua	-	18,744
XinYu	-	2,970
Yudu Jiuzi New Energy Automobile Co., Ltd.	6,986	-
Total	6,986	44,366

Accounts payable above derived from vehicles purchased by the Company from the franchisees as inventory on a needed basis without any special payment terms.

Contract liability – related party comprised of the following:

	October 31, 2022	October 31, 2021
Current Portion
Unearned franchise fee	825,990	81,474
Customer deposit	-	83,330
	825,990	164,804
Non-current Portion
Unearned franchise fee	150,494	-
Total, net	976,484	164,804

Unearned franchise fee comprised of the following:

	October 31, 2022	October 31, 2021
Unearned franchise fee - current
Hainan Sanya	-	48,462
Hunan Changsha	-	4,299
Hunan Yueyang	-	4,299
Hunan Jishou	-	1,563
Zhejiang Hangzhou Xiaoshan	-	4,220
Hunan Yueyang Xiangyin	-	4,299
Guangdong Zhongshan	-	14,332
Zhejing JiaXing	68,490	-
Henan Jiuzi New Energy Vehicle Sales and Service Co. LTD	13,698	-
Zhejiang Huasu Automobile Service Co., LTD	68,490	-
Huzhou Fengtao New Energy Automobile Sales Co., LTD	41,094	-
Shandong Shenglong Automobile Sales Co. LTD	68,490	-
Nantong Meixinyao Vehicle Sales Service Co., LTD	27,396	-
Anhui Auto e-Link Auto Sales Co., LTD	27,396	-
Fengshang Network Technology (Shaoxing) Co., LTD	41,094	-
Anhui LiuAn	41,094	-
Guangxi Qinzhou	13,698	-
Guangxi Qinzhou Lingshan	41,094	-
Zhejiang Shaoxing Shengzhou	68,490	-
Xinjiang Urumqi	68,490	-
Hunan Changzhutan	2,740	-
Hunan Shaoyang	1,370	-
Guangxi Liuzhou (Guangxi Shuangru Trading Co., Ltd.)	68,490	-
Guangxi Nanning	13,697	-
Guangxi Yulin	4,109	-
Guangxi Nanning (Guangxi Zhanyuan Automobile)	41,094	-
Guangxi Yulin (Yulin Qihui Automobile)	82,188	-
Zhejiang Huzhou	6,849
Sanmen Xian Wuji Automobile Sales	274	-
Shandong Yuncheng (Yuncheng Zhanteng New Energy Automobile Co., Ltd.)	274	-
Zhejiang Shaoxing Niuniu Automobile Sales Service Co., Ltd.	274	-
Yongkang Yijie Automobile Trading Co., LTD	5479	-
Ningbo Jinhui Internet Technology Service Co., LTD	1370	-
Xingtai Wanhua Botian Automobile Trading Co., LTD	822	-
Zhejiang Hangzhou Xiaoshan Agent	822	-
Hunan Changsha Yuelu Agent	822	-
Hunan Yueyang Xiangyin Agent	822	-
Hunan Yueyang Yueyang Lou Agent	822	-
Guangdong Zhongshan City Agent	2,740	-
Hunan Yueyang Miluo Agent	822	-
Zhejiang Hangzhou Gongshu Agent	274	-
Zhejiang Jiaxing Nanhu Agent	822	-
	825,990	81,474
Unearned franchise fee – non-current
Guizhou 320 Automobile Service Co., LTD	13,698	-
Yongkang Yijie Automobile Trading Co., LTD	21,004	-
Ningbo Jinhui Internet Technology Service Co., LTD	5,250	-
Xingtai Wanhua Botian Automobile Trading Co., LTD	3,219	-
Zhejiang Hangzhou Xiaoshan Agent	2,055	-
Hunan Changsha Yuelu Agent	2,123	-
Hunan Yueyang Xiangyin Agent	2,123	-
Hunan Yueyang Yueyang Lou Agent	2,123	-
Guangdong Zhongshan City Agent	7,077	-
Hunan Yueyang Miluo Agent	2,328	-
Henan Luohe Yancheng Agent	2,740	-
Guangdong Foshan Shunde Agent	4,109	-
Chongqing Banan Agent	1,370	-
Zhejiang Hangzhou Gongshu Agent	798	-
Jiangsu Jingjiang Agent	2,740	-
Shanghai Fengxian Agent	2,740	-
Chengdu municipal level Agent	71,230	-
Zhejiang Jiaxing Nanhu Agent	2,397	-
Hunan Hengyang Agent	1,370	-
	150,494	-
Total	976,484	81,474

The deferred revenues above derived from initial franchise fees payments received in advance for services which have not yet been performed. The initial franchise fees include a series of performance obligations and an indefinite license to use the Company’s trademark. Amounts are recognized as advances when received, and are recognized as deferred revenues when the minimum amount required under the franchise or license agreement is attained. The payments are received in advance progressively and are not refundable once the required amount is attained. Such amounts are recognized as revenues when the Company performed the initial services required under the franchise or license agreement, which is generally when a specific performance obligation is completed or when and if the franchise or license agreement is terminated.

Advance received from related franchisees for purchase car deposits comprised of the following:

	October 31, 2022	October 31, 2021
Guangxi Yulin	-	46,898
Hunan Huaihua	-	36,432
Total, net	-	83,330

The amount derived from initial franchise deposit received in advance for purchase car. Amounts are recognized as advances when received, and are recognized as revenues when the performance of obligation has completed.

Related parties receivables comprised of the following:

	October 31, 2022	October 31, 2021
Mr. Shuibo Zhang	13,556	296,252
Mr. Qi Zhang	22,922	38,806
Mr. Ruchun Huang	30,675	32,491
Total	67,153	367,549

As of October 31, 2022 and 2021, the Company has an outstanding receivable of $13,556 and $296,252, respectively, from Mr. Shuibo Zhang, the Company’s shareholder, director, and officer. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

As of October 31, 2022 and 2021, the Company has an outstanding receivable of $22,922 and $38,806, respectively, from Mr. Qi Zhang, the vice president of marketing department. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing and due on demand without a specified maturity date.

As of October 31, 2022 and 2021, the Company has an outstanding receivable of $30,675 and $32,491, respectively, from Mr. Ruchun Huang, the Shangli Jiuzi New Energy Vehicle Co., Ltd.’s legal representative. The amount was advanced to Mr. Huang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

Related parties payables comprised of the following:

	October 31, 2022	October 31, 2021
Mr. Ligui Xu	6,849	-
Total	6,849	-

As of October 31, 2022 and 2021, the Company has an outstanding payable of $6,849 and $nil, respectively, to Mr. Ligui Xu, the Company’s subsidiary legal representative officer. The amount was advanced by Mr. Xu for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.